SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation	$ 2,623	$ 736	$ 254
Research and Development Expense [Member]
Share-based Compensation	381	83	44
Pre-commercialization expenses [Member]
Share-based Compensation	159	0	0
General and Administrative Expense [Member]
Share-based Compensation	$ 2,083	$ 653	$ 210